SEGMENT INFORMATION - Geographic (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	$ 780.6	$ 773.4	$ 698.1
Property, plant and equipment, net	142.3	144.9
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	275.3	268.8	231.9
Property, plant and equipment, net	122.6	127.9
Latin America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	7.3	7.0	7.9
Property, plant and equipment, net	0.0	0.0
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	269.0	254.5	219.5
Property, plant and equipment, net	11.4	8.7
APAC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	229.0	243.1	$ 238.8
Property, plant and equipment, net	$ 8.3	$ 8.3